Allowance for Loan Losses - Changes in Allowance for Loan Losses (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Financing Receivable Allowance For Credit Losses [Line Items]
Balance, beginning of year	$ 2,374	$ 2,458	$ 2,707
Provision (recovery) charged to operations	(588)	90	(236)	$ (88)	$ (620)
Charge-offs	(160)	(326)	(208)
Recoveries	441	152	195
Net (charge-offs) recoveries	281	(174)	(13)
Other	(86)
Balance, end of year	1,981	2,374	2,458	2,707
Commercial [Member]
Financing Receivable Allowance For Credit Losses [Line Items]
Balance, beginning of year	1,334	1,401	1,404
Provision (recovery) charged to operations	(571)	132	(72)
Charge-offs	(11)	(245)	(31)
Recoveries	367	46	100
Net (charge-offs) recoveries	356	(199)	69
Other	(32)
Balance, end of year	1,087	1,334	1,401	1,404
Non-Commercial [Member]
Financing Receivable Allowance For Credit Losses [Line Items]
Balance, beginning of year	1,040	1,057	1,303
Provision (recovery) charged to operations	(17)	(42)	(164)
Charge-offs	(149)	(81)	(177)
Recoveries	74	106	95
Net (charge-offs) recoveries	(75)	25	(82)
Other	(54)
Balance, end of year	$ 894	$ 1,040	$ 1,057	$ 1,303